Consolidated Statement of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Product sales	€ 84,899,483	€ 66,860,637	€ 18,523,670
Royalties	99,870,756	65,576,120	42,467,924
Licenses, Milestones and Other	93,496,764	47,175,087	266,706,871
Revenues	278,267,003	179,611,844	327,698,465
Cost of Sales	(48,619,885)	(32,194,705)	(9,174,146)
Gross profit	229,647,118	147,417,139	318,524,319
Operating Expenses
Research and Development	(297,812,160)	(225,211,206)	(139,369,832)
Selling	(92,402,354)	(121,542,621)	(107,742,684)
General and Administrative	(60,143,637)	(78,292,297)	(51,403,257)
Impairment of Goodwill	0	(230,714,620)	(2,057,000)
Total Operating Expenses	(450,358,151)	(655,760,744)	(300,572,773)
Operating Profit / (Loss)	(220,711,033)	(508,343,605)	17,951,546
Other Income	11,964,616	8,189,829	14,584,829
Other Expenses	(15,584,261)	(6,368,762)	(5,175,177)
Finance Income	412,065,798	96,612,146	92,047,221
Finance Expenses	(165,897,761)	(181,456,484)	(96,214,409)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	(12,000)	316,000	(702,000)
Share of loss of associates accounted for using equity method	(4,305,026)	0	0
Income Tax Benefit / (Expenses)	(168,578,523)	76,590,860	75,398,566
Consolidated Net Profit / (Loss)	€ (151,058,190)	€ (514,460,016)	€ 97,890,576
Earnings per Share, Basic and Diluted	€ (4.42)	€ (15.40)	€ 0
Earnings per Share, Basic	(4.42)	(15.40)	3.01
Earnings per Share, Diluted	€ (4.42)	€ (15.40)	€ 2.97
Shares Used in Computing Earnings per Share, Basic and Diluted	34,155,650	33,401,069	0
Shares Used in Computing Earnings per Share, Basic			32,525,644
Shares Used in Computing Earnings per Share, Diluted			33,167,852